Employee Benefit Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee benefit plan